Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Sensitivity analysis of cash collateral deposits (Details) € in Millions	Dec. 31, 2019 EUR (€)
Market risk [member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Increase in euro interest rates (as a percent)	1.00%
Decrease in euro interest rates (as a percent)	1.00%
Change in fair value of derivatives, appreciation	€ 1,412
Change in fair value of derivatives, depreciation	(1,409)
Amount of cash collateral received (paid), appreciation	(1,412)
Amount of cash collateral received (paid), depreciation	€ 1,409
Currency risk [member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Increase in euro interest rates (as a percent)	10.00%
Decrease in euro interest rates (as a percent)	10.00%
Change in fair value of derivatives, appreciation	€ (1,468)
Change in fair value of derivatives, depreciation	1,795
Amount of cash collateral received (paid), appreciation	1,468
Amount of cash collateral received (paid), depreciation	€ (1,795)